Operating Loss - Summary of Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Depreciation of property, plant and equipment	£ 462	£ 478	£ 411
Amortization of intangibles	36	4	16
Charge for the year in respect of share-based payments	13,050	10,252	8,632
Short lease payments on premises	481	410	332
Fees payable to the Company's auditors for the audit of the Company and the consolidation:
- audit fees	576	463	403
- other assurance services	£ 222	£ 150	£ 180